Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Deferred officer compensation	$ 963	$ 834
Bad debt expense	1,413	1,478
Indiana net operating loss carryforwards	271	66
Tax credit carryforwards	98	35
Write downs of other real estate owned	260	259
Capital loss carryforwards	135	52
Nonaccrual loan interest	217	355
Market value adjustment on acquired assets and liabilities	0	31
Net unrealized losses on interest rate swaps	392	402
Net unrealized losses on securities available-for-sale	0	545
Other	91	92
Deferred tax assets	3,840	4,149
Deferred tax liabilities:
Mortgage servicing rights	(144)	(140)
Accretion	0	(8)
FHLB stock dividends	(133)	(123)
Deferred loan fees	(114)	(105)
Prepaid expenses	(554)	(524)
Depreciation	(339)	(368)
Net unrealized gains on securities available-for-sale	(661)	0
Amortization of other intangible assets	(74)	(104)
Real estate investment trust dividends	(143)	(122)
Deferred tax liabilities	(2,162)	(1,494)
Valuation allowance	(614)	(279)
Deferred tax assets, net	$ 1,064	$ 2,376